Acquired Intangibles and Goodwill (Notes)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
ACQUIRED INTANGIBLES AND GOODWILL
ACQUIRED INTANGIBLES AND GOODWILL

Acquired Intangibles

The following table provides the historical cost and accumulated amortization for each major class of acquired intangible assets, excluding goodwill (in millions):

	December 31, 2014			December 31, 2013
	Historical Cost	Accumulated Amortization	Net Book Value	Historical Cost	Accumulated Amortization	Net Book Value
Rockies Natural Gas Business customer relationships (a)	$976	$3	$973	$—	$—	$—
Refining operating permits and emissions credits	279	116	163	279	107	172
Marketing supply network	53	32	21	55	31	24
Trade names	49	13	36	49	12	37
ampm® License	31	2	29	31	1	30
Total	$1,388	$166	$1,222	$414	$151	$263
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(a)
In connection with the Rockies Natural Gas Business acquisition, TLLP recognized $976 million of customer relationships associated with the acquired natural gas processing and gathering operations. The value for the identified customer relationships consists of cash flows expected from existing contracts and future arrangements from the existing customer base.The amounts and useful lives associated with these customer relationships remain preliminary and subject to revision within TLLP’s measurement period of the purchase price allocation.

All of our acquired intangible assets are subject to amortization with the exception of certain indefinite-lived intangible assets totaling $14 million and $15 million at December 31, 2014 and 2013, respectively. These indefinite-lived intangible assets primarily relate to the ARCO® brand acquired in 2013 in connection with the Los Angeles Acquisition, which is included in the trade names category. Amortization expense of acquired intangible assets was $17 million, $13 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively. Our estimated amortization expense is $42 million for each of the next five years.

Goodwill

Goodwill in our refining segment related to our Utah refinery totaled $31 million at December 31, 2014 and 2013. We recorded approximately $155 million of goodwill associated with TLLP’s acquisition of the Rockies Natural Gas Business during 2014. We recorded approximately $9 million of goodwill associated with TLLP’s acquisition of the Northwest Product System during 2013. In our marketing segment, goodwill totaled $1 million at December 31, 2014 and 2013. For the periods ending December 31, 2014, 2013 and 2012, we used the qualitative approach to evaluate relevant events or circumstances to test for possible goodwill impairment. Based on the analysis performed, we determined no further testing was required and no goodwill impairment charges were recognized in 2014, 2013 or 2012.